Quarterly Holdings Report
for
Fidelity Freedom® 2020 Fund
December 31, 2025
F20-NPRT3-0226
1.811330.121
Bond Funds - 49.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	75,091,124	738,896,663
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	110,714,196	839,213,606
Fidelity Series Emerging Markets Debt Fund (b)	7,407,900	63,189,391
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,164,956	20,653,676
Fidelity Series Floating Rate High Income Fund (b)	1,180,241	10,386,125
Fidelity Series High Income Fund (b)	7,382,162	65,775,066
Fidelity Series International Credit Fund (b)	2,432,368	20,553,514
Fidelity Series International Developed Markets Bond Index Fund (b)	69,127,305	586,199,547
Fidelity Series Investment Grade Bond Fund (b)	345,839,891	3,524,108,490
Fidelity Series Long-Term Treasury Bond Index Fund (b)	76,033,974	409,823,121
Fidelity Series Real Estate Income Fund (b)	1,164,296	11,771,030
TOTAL BOND FUNDS (Cost $7,024,628,813)		6,290,570,229

Domestic Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	8,686,889	120,921,490
Fidelity Series Blue Chip Growth Fund (b)	14,494,554	333,084,844
Fidelity Series Commodity Strategy Fund (b)	1,395,685	135,032,510
Fidelity Series Growth Company Fund (b)	21,853,593	595,728,937
Fidelity Series Intrinsic Opportunities Fund (b)	7,271,290	77,293,817
Fidelity Series Large Cap Stock Fund (b)	22,179,912	592,203,663
Fidelity Series Large Cap Value Index Fund (b)	9,686,271	176,580,725
Fidelity Series Opportunistic Insights Fund (b)	13,939,643	355,600,303
Fidelity Series Small Cap Core Fund (b)	1,294,445	17,500,898
Fidelity Series Small Cap Discovery Fund (b)	4,567,510	50,196,936
Fidelity Series Small Cap Opportunities Fund (b)	6,980,137	113,217,820
Fidelity Series Stock Selector Large Cap Value Fund (b)	27,125,528	393,862,661
Fidelity Series Value Discovery Fund (b)	21,043,767	358,375,345
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,782,117,126)		3,319,599,949

International Equity Funds - 20.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	12,340,106	243,717,092
Fidelity Series Emerging Markets Fund (b)	13,838,043	162,458,623
Fidelity Series Emerging Markets Opportunities Fund (b)	26,521,236	653,748,458
Fidelity Series International Growth Fund (b)	23,560,240	450,236,184
Fidelity Series International Small Cap Fund (b)	8,257,212	147,721,518
Fidelity Series International Value Fund (b)	29,166,195	454,992,647
Fidelity Series Overseas Fund (b)	30,183,485	450,639,430
Fidelity Series Select International Small Cap Fund (b)	738,507	10,206,167
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,520,137,410)		2,573,720,119

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $21,976,891)	2,234,244	22,498,835

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.80 to 3.83	15,500,000	15,469,402
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	14,360,000	14,322,078
US Treasury Bills 0% 3/19/2026 (d)	3.56	1,820,000	1,806,449
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,589,819)			31,597,929

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	18,362,080	18,365,753
Fidelity Series Government Money Market Fund (b)(f)	3.84	373,402,985	373,402,985
TOTAL MONEY MARKET FUNDS (Cost $391,768,948)			391,768,738

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,772,219,007)	12,629,755,799
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,454,604)
NET ASSETS - 100.0%	12,624,301,195

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	137	3/2026	19,879,385	13,540

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	4,781	3/2026	548,694,453	(3,136,685)
CBOT US Treasury Long Bond Contracts (United States)	820	3/2026	94,479,375	(1,107,888)

TOTAL INTEREST RATE CONTRACTS				(4,244,573)

TOTAL LONG				(4,231,033)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	593	3/2026	74,065,700	1,426,250
CME E-Mini S&P 500 Index Contracts (United States)	598	3/2026	206,085,750	80,672
ICE MSCI Emerging Markets Index Contracts (United States)	170	3/2026	11,996,900	2,118

TOTAL SHORT				1,509,040

TOTAL FUTURES CONTRACTS				(2,721,993)
The notional amount of long futures as a percentage of Net Assets is 5.2%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,597,929.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,333,612	202,130,710	239,098,717	791,548	358	(210)	18,365,753	18,362,080	0.0%
Total	55,333,612	202,130,710	239,098,717	791,548	358	(210)	18,365,753

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	611,011,587	217,872,597	81,071,664	27,417,483	374,745	(9,290,602)	738,896,663	75,091,124
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	904,772,088	69,794,413	116,413,092	36,931,280	(20,568,171)	1,628,368	839,213,606	110,714,196
Fidelity Series All-Sector Equity Fund	110,511,559	12,172,055	24,218,780	6,575,949	5,656,162	16,800,494	120,921,490	8,686,889
Fidelity Series Blue Chip Growth Fund	324,439,017	17,253,472	106,067,411	13,010,184	33,596,745	63,863,021	333,084,844	14,494,554
Fidelity Series Canada Fund	174,819,988	53,920,541	26,350,785	4,956,832	5,531,501	35,795,847	243,717,092	12,340,106
Fidelity Series Commodity Strategy Fund	25,376,354	112,519,534	4,279,882	1,105,724	154,958	1,261,546	135,032,510	1,395,685
Fidelity Series Emerging Markets Debt Fund	64,527,472	3,059,373	8,686,930	2,974,346	(1,197,780)	5,487,256	63,189,391	7,407,900
Fidelity Series Emerging Markets Debt Local Currency Fund	20,181,114	1,377,871	2,317,884	1,356,931	(58,593)	1,471,168	20,653,676	2,164,956
Fidelity Series Emerging Markets Fund	173,404,903	4,911,578	60,448,449	4,006,961	12,918,815	31,671,776	162,458,623	13,838,043
Fidelity Series Emerging Markets Opportunities Fund	694,056,237	18,160,825	239,158,586	16,813,799	74,735,899	105,954,083	653,748,458	26,521,236
Fidelity Series Floating Rate High Income Fund	11,344,538	666,795	1,573,871	652,252	(148,584)	97,247	10,386,125	1,180,241
Fidelity Series Government Money Market Fund	288,373,255	121,093,872	36,064,142	10,322,621	-	-	373,402,985	373,402,985
Fidelity Series Growth Company Fund	592,265,585	66,895,962	228,143,152	57,531,064	89,837,728	74,872,814	595,728,937	21,853,593
Fidelity Series High Income Fund	67,839,645	3,793,936	8,625,264	3,715,215	(373,970)	3,140,719	65,775,066	7,382,162
Fidelity Series International Credit Fund	19,778,274	922,411	294,182	922,411	15,978	131,033	20,553,514	2,432,368
Fidelity Series International Developed Markets Bond Index Fund	602,463,477	68,919,352	76,597,367	23,193,015	(3,197,903)	(5,388,012)	586,199,547	69,127,305
Fidelity Series International Growth Fund	443,724,245	60,783,433	91,421,266	36,037,856	33,679,934	3,469,838	450,236,184	23,560,240
Fidelity Series International Small Cap Fund	171,871,501	20,395,894	60,089,134	20,344,254	22,369,486	(6,826,229)	147,721,518	8,257,212
Fidelity Series International Value Fund	500,545,806	47,073,111	164,516,293	46,446,935	69,984,127	1,905,896	454,992,647	29,166,195
Fidelity Series Intrinsic Opportunities Fund	85,682,094	9,941,804	20,888,551	8,971,559	548,217	2,010,253	77,293,817	7,271,290
Fidelity Series Investment Grade Bond Fund	3,590,245,858	359,967,841	468,940,917	115,414,084	(24,938,520)	67,774,228	3,524,108,490	345,839,891
Fidelity Series Large Cap Stock Fund	583,648,156	62,885,774	158,803,040	58,055,151	57,343,737	47,129,036	592,203,663	22,179,912
Fidelity Series Large Cap Value Index Fund	176,623,020	13,972,922	30,639,540	6,054,833	8,255,782	8,368,541	176,580,725	9,686,271
Fidelity Series Long-Term Treasury Bond Index Fund	494,890,559	37,342,379	111,933,151	13,446,661	(37,989,231)	27,512,565	409,823,121	76,033,974
Fidelity Series Opportunistic Insights Fund	351,529,838	58,451,586	95,901,931	50,852,930	43,554,228	(2,033,418)	355,600,303	13,939,643
Fidelity Series Overseas Fund	460,217,011	40,506,352	73,374,589	37,991,159	25,956,702	(2,666,046)	450,639,430	30,183,485
Fidelity Series Real Estate Income Fund	12,633,671	606,625	1,636,154	591,820	22,503	144,385	11,771,030	1,164,296
Fidelity Series Select International Small Cap Fund	2,294,251	7,267,949	1,019,875	295,604	111,094	1,552,748	10,206,167	738,507
Fidelity Series Short-Term Credit Fund	29,777,601	1,018,637	8,386,090	936,957	116,732	(28,045)	22,498,835	2,234,244
Fidelity Series Small Cap Core Fund	18,618,981	154,159	5,347,694	144,298	(148,576)	4,224,028	17,500,898	1,294,445
Fidelity Series Small Cap Discovery Fund	54,083,457	5,071,050	12,933,372	5,038,282	(118,234)	4,094,035	50,196,936	4,567,510
Fidelity Series Small Cap Opportunities Fund	118,361,606	5,557,433	33,928,389	5,176,869	9,759,089	13,468,081	113,217,820	6,980,137
Fidelity Series Stock Selector Large Cap Value Fund	393,019,241	49,949,542	75,813,975	28,942,694	8,128,696	18,579,157	393,862,661	27,125,528
Fidelity Series Value Discovery Fund	366,662,397	34,074,910	72,810,267	20,071,106	17,708,508	12,739,797	358,375,345	21,043,767
	12,539,594,386	1,588,355,988	2,508,695,669	666,299,119	431,621,804	528,915,608	12,579,792,117

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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